UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2017

Date of reporting period:  May 31, 2017

Item 1. Schedule of Investments.

Geneva Advisors All Cap Growth Fund
Schedule of Investments
May 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.49%
Aerospace & Defense - 0.71%
Huntington Ingalls Industries, Inc.	5,229	$1,023,890
Banks - 2.63%
First Republic Bank	28,928	2,664,269
Independent Bank Group, Inc.	19,953	1,119,363
		3,783,632
Biotechnology - 1.86%
Celgene Corp. (a)	23,364	2,673,075
Building Products - 1.45%
AO Smith Corp.	37,969	2,083,359
Capital Markets - 4.98%
S&P Global, Inc.	33,643	4,804,557
The Charles Schwab Corp.	60,865	2,358,519
		7,163,076
Chemicals - 5.04%
Ecolab, Inc.	18,660	2,478,795
The Sherwin-Williams Co.	14,338	4,756,918
		7,235,713
Communications Equipment - 1.46%
Arista Networks, Inc. (a)	14,229	2,097,070
Containers & Packaging - 0.81%
Berry Plastics Group, Inc. (a)	20,018	1,160,844
Diversified Consumer Services - 1.98%
Bright Horizons Family Solutions, Inc. (a)	37,000	2,838,640
Diversified Financial Services - 3.25%
MarketAxess Holdings, Inc.	24,538	4,676,452
Health Care Equipment & Supplies - 14.60%
Align Technology, Inc. (a)	46,301	6,722,905
DENTSPLY SIRONA, Inc.	36,333	2,307,872
Edwards Lifesciences Corp. (a)	38,163	4,391,416
IDEXX Laboratories, Inc. (a)	27,055	4,555,792
Intuitive Surgical, Inc. (a)	3,291	3,010,212
		20,988,197
Hotels, Restaurants & Leisure - 4.99%
Chipotle Mexican Grill, Inc. (a)	3,812	1,819,658
Starbucks Corp.	84,203	5,356,153
		7,175,811
Internet & Catalog Retail - 8.71%
Amazon.com, Inc. (a)	10,978	10,918,938
JD.com, Inc. - Class A - ADR (a)	40,057	1,603,482
		12,522,420
Internet Software & Services - 11.94%
Alphabet, Inc. - Class A (a)	4,780	4,718,290
Facebook, Inc. - Class A (a)	54,885	8,312,882
Tencent Holdings Ltd. - ADR	119,901	4,130,590
		17,161,762
IT Services - 11.19%
Alliance Data Systems Corp.	9,555	2,303,997
FleetCor Technologies, Inc. (a)	15,693	2,264,343
Gartner, Inc. (a)	35,901	4,293,759
MasterCard, Inc.	58,761	7,220,552
		16,082,651

Machinery - 2.42%
The Middleby Corp. (a)	27,120	3,481,123
Professional Services - 1.82%
IHS Markit Ltd. (a)(b)	57,148	2,620,236
Semiconductors & Semiconductor Equipment - 0.74%
Analog Devices, Inc.	12,375	1,061,280
Software - 10.35%
Adobe Systems, Inc. (a)	26,216	3,719,002
Guidewire Software, Inc. (a)	20,018	1,329,595
Salesforce.com, Inc. (a)	15,173	1,360,108
SS&C Technologies Holdings, Inc.	62,573	2,351,493
The Ultimate Software Group, Inc. (a)	8,523	1,881,367
Tyler Technologies, Inc. (a)	24,733	4,226,375
		14,867,940
Specialty Retail - 4.32%
Burlington Stores, Inc. (a)	30,671	3,001,158
Ulta Beauty, Inc. (a)	10,523	3,207,831
		6,208,989
Wireless Telecommunication Services - 1.24%
T-Mobile US, Inc. (a)	26,347	1,776,315
TOTAL COMMON STOCKS (Cost $82,487,822)		138,682,475

REAL ESTATE INVESTMENT TRUSTS - 3.10%
CoreSite Realty Corp.	22,021	2,318,371
Equinix, Inc.	4,845	2,136,693
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,066,539)		4,455,064

SHORT-TERM INVESTMENTS - 1.05%
Money Market Fund -1.05%
Fidelity Institutional Government Portfolio - Institutional Class, 0.640% (c)	1,513,935	1,513,935
TOTAL MONEY MARKET FUNDS (Cost $1,513,935)		1,513,935

Total Investments (Cost $87,068,296) - 100.64%		144,651,474
Liabilities in Excess of Other Assets - (0.64)%		(914,358)
TOTAL NET ASSETS - 100.00%		$143,737,116

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Seven day yield as of May 31, 2017.

The Schedule of Investments incorporates the Global Industry Classification Standard  (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by Geneva Advisors, LLC.

Geneva Advisors Equity Income Fund
Schedule of Investments
May 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 86.79%
Aerospace & Defense - 3.23%
Honeywell International, Inc.	10,206	$1,357,296
Raytheon Co.	12,718	2,085,879
		3,443,175
Air Freight & Logistics - 1.53%
United Parcel Service, Inc. - Class B	15,410	1,632,998
Auto Components - 1.81%
Johnson Controls International PLC (a)	46,309	1,933,862
Banks - 7.26%
Citizens Financial Group, Inc.	71,091	2,424,203
JPMorgan Chase & Co.	64,675	5,313,051
		7,737,254
Capital Markets - 5.43%
BlackRock, Inc.	3,559	1,456,485
The Blackstone Group LP	131,851	4,335,261
		5,791,746
Chemicals - 1.59%
Monsanto Co.	14,445	1,696,132
Commercial Services & Supplies - 0.00%
Healthcare Services Group, Inc.	100	4,787
Containers & Packaging - 1.27%
Avery Dennison Corp.	16,120	1,358,271
Electric Utilities - 4.17%
Brookfield Infrastructure Partners LP (a)	109,676	4,441,878
Food & Staples Retailing - 2.54%
Walgreens Boots Alliance Inc.	33,458	2,710,767
Health Care Equipment & Supplies - 3.31%
Becton, Dickinson & Co.	18,657	3,530,464
Health Care Providers & Services - 3.98%
Anthem, Inc.	23,243	4,238,361
Hotels, Restaurants & Leisure - 4.86%
Six Flags Entertainment Corp.	31,508	1,902,453
Starbucks Corp.	51,594	3,281,894
		5,184,347
Household Durables - 1.61%
Whirlpool Corp.	9,264	1,718,843
Insurance - 0.01%
Trisura Group Ltd. (a)(b)	394	6,008
IT Services - 1.89%
Sabre Corp.	90,023	2,019,216
Media - 6.76%
Comcast Corp.	108,295	4,514,819
Time Warner, Inc.	27,100	2,696,179
		7,210,998
Oil, Gas & Consumable Fuels - 6.00%
Enterprise Products Partners LP	63,100	1,691,711
Magellan Midstream Partners LP	51,959	3,771,704
Shell Midstream Partners LP	31,403	936,752
		6,400,167

Pharmaceutical and Medicine Manufacturing - 1.87%
Abbott Laboratories	43,546	1,988,310
Pharmaceuticals - 4.90%
Bristol-Myers Squibb Co.	25,332	1,366,662
Merck & Co., Inc.	59,203	3,854,707
		5,221,369
Road & Rail - 0.84%
Union Pacific Corp.	8,112	894,754
Securities and Commodity Exchanges - 1.29%
CME Group, Inc.	11,683	1,370,299
Semiconductors & Semiconductor Equipment - 4.37%
Microchip Technology, Inc.	46,382	3,863,621
Texas Instruments, Inc.	9,613	792,976
		4,656,597
Software - 5.73%
Microsoft Corp.	87,501	6,111,070
Specialty Retail - 2.90%
The Home Depot, Inc.	20,116	3,088,007
Technology Hardware, Storage & Peripherals - 5.44%
Apple, Inc.	37,992	5,803,658
Transportation Infrastructure - 2.20%
Macquarie Infrastructure Corp.	30,070	2,342,453
TOTAL COMMON STOCKS (Cost $65,790,643)		92,535,791

REAL ESTATE INVESTMENT TRUSTS - 12.18%
American Tower Corp.	36,637	4,806,408
Brookfield Asset Management, Inc. - Class A (a)	66,916	2,534,109
CyrusOne, Inc.	77,495	4,359,868
Physicians Realty Trust	63,173	1,284,939
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,762,635)		12,985,324

SHORT-TERM INVESTMENTS - 1.51%
Money Market Fund - 1.51%
Fidelity Institutional Government Portfolio - Institutional Class, 0.640% (c)	1,616,795	1,616,795
TOTAL SHORT-TERM INVESTMENTS (Cost $1,616,795)		1,616,795

Total Investments (Cost $74,170,073) - 100.48%		107,137,910
Liabilities in Excess of Other Assets - (0.48)%		(516,750)
TOTAL NET ASSETS - 100.00%		$106,621,160

Percentages are stated as a percent of net assets.

(a)	Foreign Issued Security
(b)	Non-income producing security.
(c)	Seven day yield as of May 31, 2017.

The Schedule of Investments incorporates the Global Industry Classification Standard  (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by Geneva Advisors, LLC.

Geneva Advisors International Growth Fund
Schedule of Investments
May 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 91.32%
Australia - 2.66%
BHP Billiton Ltd.	18,100	$318,185
Cochlear Ltd.	2,400	261,374
		579,559
Brazil - 1.67%
MercadoLibre, Inc.	1,320	363,145
Canada - 5.64%
Alimentation Couche-Tard, Inc. - Class B	4,820	222,937
Canadian National Railway, Co.	4,712	364,850
Dollarama, Inc. (a)	4,220	390,901
Ritchie Bros. Auctioneers, Inc.	8,059	250,151
Trisura Group Ltd. (a)	35	533
		1,229,372
China - 9.25%
Alibaba Group Holding Ltd. - ADR (a)	4,440	543,723
JD.com, Inc. - Class A - ADR (a)	9,174	367,235
Tencent Holdings Ltd.	21,300	732,025
Yum! China Holdings, Inc. (a)	9,715	373,153
		2,016,136
Denmark - 1.59%
Danske Bank A/S	9,270	347,124
France - 4.93%
Air Liquide SA	3,300	402,480
Hermes International	600	296,583
Orpea	3,310	375,268
		1,074,331
Germany - 4.17%
Continental AG	1,720	383,096
Deutsche Boerse AG	2,010	209,193
Symrise AG	4,385	315,478
		907,767
Hong Kong - 1.01%
AIA Group Ltd.	31,000	219,342
India - 1.86%
HDFC Bank Ltd. - ADR	4,612	404,934
Indonesia - 1.14%
Indofood CBP Sukses Makmur Tbk PT	382,249	249,357
Ireland - 3.24%
Allergan PLC	1,095	245,006
ICON PLC (a)	4,903	461,372
		706,378
Italy - 1.66%
Luxottica Group SpA - ADR	5,992	361,617
Japan - 14.32%
Daikin Industries Ltd.	3,000	294,037
FANUC Corp.	1,900	374,002
Hoya Corp.	9,500	467,559
Keyence Corp.	1,350	612,592
Nidec Corp.	3,320	328,722
NTT DOCOMO, Inc.	14,100	346,507
Start Today Co., Ltd.	15,900	396,910
Tokio Marine Holdings, Inc.	7,100	301,252
		3,121,581

Mexico - 1.94%
Fomento Economico Mexicano SAB de CV - Class B - ADR	4,490	423,587
Netherlands - 4.27%
ASML Holding NV - ADR	3,749	494,830
InterXion Holding NV (a)	9,815	436,277
		931,107
Norway - 1.47%
Statoil ASA - ADR	18,434	320,936
Republic of Korea - 2.32%
Amorepacific Corp.	740	226,677
NAVER Corp.	370	279,373
		506,050
Spain - 5.45%
Amadeus IT Group SA - Class A	6,745	393,881
Banco Santander SA	33,750	219,748
Grifols SA - Class B - ADR	17,063	366,172
Industria de Diseno Textil SA	5,090	208,585
		1,188,386
Sweden - 1.55%
Assa Abloy AB - Class B	15,000	336,903
Switzerland - 3.23%
Chubb Ltd.	2,132	305,281
Julius Baer Gruppe Ltd. (a)	7,700	399,266
		704,547
Taiwan - 1.68%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	10,374	366,825
United Kingdom - 12.16%
BAE Systems PLC	23,525	202,492
Diageo PLC - ADR	2,392	291,633
Glencore PLC	44,270	163,067
HSBC Holdings PLC	26,580	231,443
InterContinental Hotels Group PLC	4,991	281,751
London Stock Exchange Group PLC	4,310	190,121
Reckitt Benckiser Group PLC	3,163	324,410
Royal Dutch Shell PLC - Class B	12,810	354,610
Worldpay Group PLC (b)	152,860	612,101
		2,651,628
United States - 4.11%
Euronet Worldwide, Inc. (a)	5,805	506,370
Lululemon Athletica, Inc. (a)	2,358	113,821
Schlumberger Ltd.	3,970	276,272
		896,463
TOTAL COMMON STOCKS (Cost $16,195,096)		19,907,075

PREFERRED STOCKS - 2.15%
Germany - 2.15%
Sartorius AG	4,590	468,444
TOTAL PREFERRED STOCKS (Cost $328,915)		468,444

REAL ESTATE INVESTMENT TRUSTS - 1.03%
Canada - 1.03%
Brookfield Asset Management, Inc. - Class A	5,938	224,872
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $198,542)		224,872

SHORT-TERM INVESTMENTS - 3.35%
Money Market Fund - 3.35%
Fidelity Institutional Government Portfolio - Institutional Class, 0.640% (c)	730,163	730,163
TOTAL MONEY MARKET FUNDS (Cost $730,163)		730,163

Total Investments (Cost $17,452,716) - 97.85%	21,330,554
Other Assets in Excess of Liabilities - 2.15%	469,580
TOTAL NET ASSETS - 100.00%	$21,800,134

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
Denotes a security is fully or partially restricted for sale. The aggregate value of the restricted security at May 31, 2017 was $612,101, which represents 2.81% of net assets. Securities issued pursuant to Rule 144A and Regulation S under the Securities Act of 1933, as amended. This security may be deemed illiquid using procedures established by the Board of Trustees.

(c)	Seven day yield as of May 31, 2017.

Abbreviations:
AB	Aktiebolag is a Swedish term for limited company or corporation.
ADR	American Depositary Receipt
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
A/S	Aktieselskap is the Danish term for a stock company, which signifies that shareholders have limited liability.
ASA	Allmennaksjeselskap is a Norwegian term, which signifies that the company is listed in the stock exchange.
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company is a publicly traded company, which signifies that shareholders have limited liability.
PT	Perseroan Terbatas is an Indonesian term referring to a limited liability company.
SA	Abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
SAB de CV	Sociedad Anónima de Capital Variable is a Mexican term referring to shareholders having limited liability.
SCA	Société en Commandite Par Actions is a French term in which a partnership is limited by shares.
SpA	Società per Azioni is the Italian term for a limited share company.

Geneva Advisors Small Cap Opportunities Fund
Schedule of Investments
May 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.80%
Aerospace & Defense - 1.78%
Mercury Systems, Inc. (a)	5,471	$217,582
Air Freight & Logistics - 2.10%
Forward Air Corp.	4,902	255,541
Banks - 3.54%
Independent Bank Group, Inc.	5,611	314,777
Wintrust Financial Corp.	1,696	116,617
		431,394
Biotechnology - 4.18%
ACADIA Pharmaceuticals, Inc. (a)	3,787	97,364
BioSpecifics Technologies Corp. (a)	1,835	95,108
Ligand Pharmaceuticals, Inc. (a)	2,927	316,935
		509,407
Building Products - 4.29%
Masonite International Corp. (a)(b)	2,161	159,158
Simpson Manufacturing Co, Inc.	4,263	171,287
Trex Co., Inc. (a)	2,997	192,617
		523,062
Chemicals - 0.95%
Sensient Technologies Corp.	1,440	115,618
Commercial Services & Supplies - 5.52%
Healthcare Services Group, Inc.	4,345	207,995
Mobile Mini, Inc.	6,331	177,268
Ritchie Bros. Auctioneers, Inc. (b)	9,282	288,113
		673,376
Construction & Engineering - 0.99%
Dycom Industries, Inc. (a)	1,440	121,234
Diversified Consumer Services - 3.25%
Bright Horizons Family Solutions, Inc. (a)	5,169	396,566
Diversified Financial Services - 3.03%
MarketAxess Holdings, Inc.	1,940	369,725
Health Care Equipment & Supplies - 7.93%
Anika Therapeutics, Inc. (a)	3,450	159,632
Globus Medical, Inc. (a)	8,120	249,690
Insulet Corp. (a)	3,427	143,831
Neogen Corp. (a)	3,023	191,326
NuVasive, Inc. (a)	2,974	223,139
		967,618
Health Care Providers & Services - 1.23%
Acadia Healthcare Co., Inc. (a)	3,613	149,361
Health Care Technology - 2.72%
Omnicell, Inc. (a)	8,312	331,649
Hotels, Restaurants & Leisure - 5.55%
Chuy's Holdings, Inc. (a)	8,457	227,493
Planet Fitness, Inc. (a)	8,469	185,048
Sonic Corp.	9,038	264,090
		676,631
Internet Software & Services - 7.22%
Carbonite, Inc. (a)	7,156	133,101
Envestnet, Inc. (a)	6,749	241,952
SPS Commerce, Inc. (a)	5,425	315,518
Stamps.com, Inc. (a)	1,382	190,578
		881,149

IT Services - 7.13%
Blackhawk Network Holdings, Inc. (a)	8,120	352,002
Echo Global Logistics, Inc. (a)	7,284	135,847
Euronet Worldwide, Inc. (a)	4,380	382,067
		869,916
Life Sciences Tools & Services - 6.92%
Accelerate Diagnostics, Inc. (a)	3,485	97,232
Albany Molecular Research, Inc. (a)	10,746	209,117
ICON PLC (a)(b)	3,032	285,311
INC Research Holdings, Inc. (a)	2,196	124,843
NeoGenomics, Inc. (a)	16,861	127,469
		843,972
Machinery - 5.79%
John Bean Technologies Corp.	2,148	185,372
Lydall, Inc. (a)	3,288	165,879
Welbilt, Inc. (a)	12,070	233,434
Woodward, Inc.	1,789	121,867
		706,552
Oil, Gas & Consumable Fuels - 1.68%
RSP Permian, Inc. (a)	5,762	205,070
Pharmaceuticals - 2.31%
Aratana Therapeutics, Inc. (a)	12,488	71,931
Heska Corp. (a)	2,126	209,751
		281,682
Professional Services - 4.66%
On Assignment, Inc. (a)	5,117	268,131
WageWorks, Inc. (a)	4,252	300,829
		568,960
Semiconductors & Semiconductor Equipment - 1.72%
Cavium, Inc. (a)	2,881	210,226
Software - 11.41%
Blackbaud, Inc.	3,346	276,815
Ellie Mae, Inc. (a)	2,091	229,090
Manhattan Associates, Inc. (a)	5,332	249,751
Paylocity Holding Corp. (a)	4,635	217,150
Proofpoint, Inc. (a)	2,149	184,814
Tyler Technologies, Inc. (a)	1,371	234,276
		1,391,896
Specialty Retail - 1.90%
Five Below, Inc. (a)	4,507	231,209
TOTAL COMMON STOCKS (Cost $10,040,499)		11,929,396

REAL ESTATE INVESTMENT TRUSTS - 1.20%
CyrusOne, Inc.	2,614	147,064
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $131,520)		147,064

SHORT-TERM INVESTMENTS - 1.18%
Money Market Fund - 1.18%
Fidelity Institutional Government Portfolio - Institutional Class, 0.640% (c)	143,458	143,458
TOTAL SHORT-TERM INVESTMENTS (Cost $143,458)		143,458

Total Investments (Cost $10,315,477) - 100.18%		12,219,918
Liabilities in Excess of Other Assets - (0.18)%		(22,244)
TOTAL NET ASSETS - 100.00%		$12,197,674

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Seven day yield as of May 31, 2017.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by Geneva Advisors, LLC.

Footnotes to the Schedules of Investments
May 31, 2017 (Unaudited)

Federal Tax Information

The cost basis of investments for federal income tax purposes at May 31, 2017 for Geneva Advisors Funds ( the "Funds"), were as follows*:

	Geneva Advisors All Cap Growth Fund	Geneva Advisors Equity Income Fund	Geneva Advisors International Growth Fund	Geneva Advisors Small Cap Opportunities Fund
Cost of Investments	$87,068,296	$74,170,073	$17,452,716	$10,315,477
Gross unrealized appreciation	$57,789,046	$33,996,742	$4,052,741	$2,217,214
Gross unrealized depreciation	(205,868)	(1,028,9050)	(174,903)	(312,7730
Net unrealized appreciation (depreciation)	$57,583,178	$32,967,837	$3,877,838	$1,904,441

*Because tax adjustments are calculated annually, at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Significant Accounting Policies

The following is a summary of significant accounting policies consistantly followed by the Funds in the preperation of the schedule of investments.  These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Valuation of Securities

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  If the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, LLC. ("NASDAQ") will be valued at their last sales price on that exchange on the date as of which assets are valued. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day, or at the latest sale price on the "Composite Market" (defined as the consolidation of the trade information provided by national and foreign securities exchanges and over-the-counter markets, as published by an approved pricing service (a "Pricing Service") for the day such security is being valued).

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized on a constant yield 2 methodology until maturity.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

Foreign securities will be priced at their local currencies as of the close of their primary exchange or market or as of the time the Funds calculate their net asset value ("NAV"), whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the New York Stock Exchange ("NYSE"), generally 4:00 p.m., Eastern time.

If market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under fair value pricing procedures approved by the Trust's Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security's last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Board will regularly evaluate whether the Funds fair value pricing procedures continue to be appropriate in light of the specific circumstances of each Fund and the quality of prices obtained through application of such procedures by the Trust's valuation committee.

Financial Accounting Standards Board ("FASB") Accounting Standards Codification, "Fair Value Measurement" Topic 820 ("ASC 820"), establishes an authoritative definition of fair value and set out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of the valuation level for each class of investments.

Summary of Fair Value Exposure at May 31, 2017

Fair Value Measurements requires the Funds to classify their securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' investments carried at fair value as of May 31, 2017:

Geneva Advisors All Cap Growth Fund
Equity	Level 1	Level 2	Level 3	Total
Common Stock*	$138,682,475	$-	$-	$138,682,475
Real Estate Investment Trusts*	4,455,064	-	-	4,455,064
Total Equity	143,137,539	-	-	143,137,539

Short-Term Investments	1,513,935	-	-	1,513,935
				-
Total Investment in Securities	$144,651,474	$-	$-	$144,651,474

Geneva Advisors Equity Income Fund
Equity	Level 1	Level 2	Level 3	Total
Common Stock*	$92,535,791	$-	$-	$92,535,791
Real Estate Investment Trusts*	12,985,324	-	-	12,985,324
Total Equity	105,521,115	-	-	105,521,115

Short-Term Investments	1,616,795	-	-	1,616,795

Total Investment in Securities	$107,137,910	$-	$-	$107,137,910

Geneva Advisors International Growth Fund
Equity	Level 1	Level 2	Level 3	Total
Common Stock*	$8,251,561	$11,655,514	$-	$19,907,075
Preferred Stock*	-	468,444	-	468,444
Real Estate Investment Trusts*	-	224,872	-	224,872
Total Equity	8,251,561	12,348,830	-	20,600,391

Short-Term Investments	730,163	-	-	730,163

Total Investment in Securities	$8,981,724	$12,348,830	$-	$21,330,554

Geneva Advisors Small Cap Opportunities Fund
Equity	Level 1	Level 2	Level 3	Total
Common Stock*	$11,929,396	$-	$-	$11,929,396
Real Estate Investment Trusts*	147,064	-	-	147,064
Total Equity	12,076,460	-	-	12,076,460

Short-Term Investments	143,458	-	-	143,458

Total Investment in Securities	$12,219,918	$-	$-	$12,219,918

* For further information regarding security characteristics, please see the Schedules of Investments.

The Funds held no Level 3 securities during the period ended May 31, 2017. The Funds measure Level 3 activity as of the beginning and end of the period.

Transfers between Levels are recognized as of the beginning and end of the financial reporting period. There were no significant transfers between levels for the Funds.

Disclosures about Derivative Instruments and Hedging Activities
The Funds did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2017.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)* /s/ John Buckel
                                              John Buckel, President

Date                      7/26/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
                                              John Buckel, President

Date                      7/26/2017

By (Signature and Title)* /s/ Jennifer Lima
                                              Jennifer Lima, Treasurer

Date                      7/26/2017

* Print the name and title of each signing officer under his or her signature.